Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2023
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	ECL	Lease	Restructuring	regulation and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2022	450	922	83	419	208	355	513	2,950
Additions	86	1,080	63	85	13	317	236	1,880
Utilisation	(54)	(1,066)	(65)	-	(32)	(248)	(343)	(1,808)
Reversal of unutilised provisions	(18)	(3)	(9)	(7)	(6)	(82)	(120)	(245)
Balance as at 30 September 2023	464	933	72	497	183	342	286	2,777
Parent Entity
Balance as at 30 September 2022	440	845	82	384	179	340	435	2,705
Additions	83	1,023	62	77	13	314	223	1,795
Utilisation	(52)	(1,021)	(65)	-	(32)	(244)	(322)	(1,736)
Reversal of unutilised provisions	(18)	(3)	(9)	(7)	-	(81)	(103)	(221)
Balance as at 30 September 2023	453	844	70	454	160	329	233	2,543

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Undrawn credit commitments
Letters of credit and guarantees[1]	12,447	11,868	11,847	11,324
Commitments to extend credit[2]	193,457	188,183	168,719	165,260
Other	247	48	247	48
Total undrawn credit commitments	206,151	200,099	180,813	176,632

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, $8.8 billion (2022: $8.6 billion) for the Group and $7.9 billion (2022: $7.7 billion) for the Parent Entity of credit exposures were offered and accepted but still revocable. These represent part of Westpac Group’s maximum credit exposure to credit risk.